Consolidated statement of changes in equity - GBP (£) £ in Millions	Total		Total equity excluding non-controlling interests	Called up share capital and share premium		Other equity instruments		Other reserves [2]	Retained earnings	Non-controlling interests
Beginning balance, equity at Dec. 31, 2018	£ 63,779		£ 62,556	£ 4,311	[1]	£ 9,632	[1]	£ 5,153	£ 43,460	£ 1,223
Profit after tax	3,354		3,274			813	[1]	0	2,461	80
Currency translation movements	(544)	[3]	(544)					(544)
Fair value through other comprehensive income reserve	71		71					71
Cash flow hedges	342		342					342
Retirement benefit remeasurements	(194)		(194)						(194)
Own credit reserve	(252)		(252)					(252)
Other	16		16						16
Total comprehensive income for the year	2,793		2,713			813	[1]	(383)	2,283	80
Issue of new ordinary shares	182		182	182	[1]
Employee share schemes and hedging thereof	579		579	101	[1]				478
Issue and redemption of other equity instruments	832		832			1,238	[1]		(406)
Other equity instruments coupons paid	(813)		(813)			(813)	[1]
Increase in treasury shares	(224)		(224)					(224)
Vesting of shares under employee share schemes	(190)		(190)					214	(404)
Dividends paid	(1,281)		(1,201)						(1,201)	(80)
Other reserve movements	3		(5)			1	[1]		(6)	8
Ending balance, equity at Dec. 31, 2019	65,660		64,429	4,594	[1]	10,871	[1]	4,760	44,204	1,231
Profit after tax	2,461		2,383			857	[1]		1,526	78
Currency translation movements	(473)	[3]	(473)					(473)
Fair value through other comprehensive income reserve	192		192					192
Cash flow hedges	573		573					573
Retirement benefit remeasurements	(111)		(111)						(111)
Own credit reserve	(581)		(581)					(581)
Other	5		5						5
Total comprehensive income for the year	2,066		1,988			857	[1]	(289)	1,420	78
Employee share schemes and hedging thereof	346		346	43	[1]	0			303
Issue and redemption of other equity instruments	98		256			311	[1]		(55)	(158)
Other equity instruments coupons paid	(857)		(857)			(857)	[1]
Increase in treasury shares	(207)		(207)					(207)
Vesting of shares under employee share schemes	(150)		(150)					197	(347)
Dividends paid	(79)									(79)
Other reserve movements	5		(8)	0		(10)	[1]		2	13
Ending balance, equity at Dec. 31, 2020	66,882		65,797	4,637	[1]	11,172	[1]	4,461	45,527	1,085
Profit after tax	7,226		7,179			804	[1]		6,375	47
Currency translation movements	(131)	[3]	(131)					(131)
Fair value through other comprehensive income reserve	(288)		(288)					(288)
Cash flow hedges	(2,428)		(2,428)					(2,428)
Retirement benefit remeasurements	643		643					0	643
Own credit reserve	(14)		(14)					(14)
Other	0
Total comprehensive income for the year	5,008		4,961			804	[1]	(2,861)	7,018	47
Employee share schemes and hedging thereof	295		295	60	[1]	0			235
Issue and redemption of other equity instruments	1,009		1,084			1,078	[1]		6	(75)
Other equity instruments coupons paid	(804)		(804)			(804)	[1]
Increase in treasury shares	(240)		(240)					(240)
Vesting of shares under employee share schemes	(169)		(169)					241	(410)
Dividends paid	(556)		(512)						(512)	(44)
Repurchase of shares	(1,200)		(1,200)	(161)	[1]	0		161	(1,200)
Other reserve movements	(14)		10	0		9	[1]	8	(7)	(24)
Ending balance, equity at Dec. 31, 2021	£ 70,211		£ 69,222	£ 4,536	[1]	£ 12,259	[1]	£ 1,770	£ 50,657	£ 989

[1]	For further details refer to Note 28.
[2]	For further details refer to Note 29.
[3]	Includes £26m loss (2020: £17m gain; 2019: £15m loss) on recycling of currency translation differences to net profit.